DEBT (Details Narrative) - USD ($)						12 Months Ended
	Nov. 20, 2024	Aug. 27, 2024	Dec. 04, 2023	Sep. 29, 2023	Aug. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Volatility rate							106.90%	140.30%
Risk-free rate of interest							5.48%	4.73%
Convertible debt outstanding						$ 0	$ 166,650
Amortization of debt discount						$ 0	$ 12,025
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Principal amount	$ 67,860	$ 67,200
Debt interest rate	15.00%	12.00%
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible debt outstanding			$ 51,150	$ 57,750	$ 57,750
Interest rate			10.00%	10.00%	10.00%
Debt conversion interest rate			39.00%	39.00%	39.00%